SCHEDULE OF ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Wages accrual	$ 9,000	$ 102,397	$ 99,400
Expenses accrual		131,115	32,385
Payroll tax accrual			2,400
Credit card accrual		18,546	8,930
Total accrued liabilities	293,474	252,058	$ 143,115
Expenses accrual	$ 284,474	$ 149,661